CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED INCOME STATEMENTS
Net sales		$ 12,523,934	$ 14,868,860	$ 11,762,526
Cost of sales		(8,135,489)	(8,668,915)	(7,087,739)
Gross profit		4,388,445	6,199,945	4,674,787
Selling, general and administrative expenses		(1,904,828)	(1,919,307)	(1,634,575)
Impairment charge				(76,725)
Other operating income		60,650	53,043	104,497
Other operating expenses		(125,418)	(17,273)	(104,709)
Operating income		2,418,849	4,316,408	2,963,275
Finance income		242,319	213,474	80,020
Finance cost		(61,212)	(106,862)	(45,940)
Other financial results		(52,051)	114,365	(40,120)
Income before equity in earnings of non-consolidated companies and income tax		2,547,905	4,537,385	2,957,235
Equity in earnings of non-consolidated companies		8,548	95,404	208,702
Income before income tax		2,556,453	4,632,789	3,165,937
Income tax		(479,680)	(674,956)	(617,236)
Income for the year		2,076,773	3,957,833	2,548,701
Attributable to:
Shareholders' equity		2,036,445	3,918,065	2,553,280
Non-controlling interests		40,328	39,768	(4,579)
Income for the year		$ 2,076,773	$ 3,957,833	$ 2,548,701
Earnings per share attributable to shareholders' equity during the year:
Weighted average number of outstanding ordinary shares (thousands) (in shares)	[1]	1,127,491	1,178,876	1,180,537
Basic earnings per share (U.S. dollars per share)		$ 1.81	$ 3.32	$ 2.16
Diluted earnings per share (U.S. dollars per share)		1.81	3.32	2.16
American Depositary Shares (“ADSs”)
Earnings per share attributable to shareholders' equity during the year:
Basic earnings per share (U.S. dollars per share)	[2]	3.61	6.65	4.33
Diluted earnings per share (U.S. dollars per share)	[2]	$ 3.61	$ 6.65	$ 4.33

[1]	Number of outstanding shares as of December 31, 2024 and 2023 were 1,084,272,191 and 1,167,888,739, respectively.
[2]	Each ADS equals two shares